PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.6%
Australia : 1.9%
54,088
Ampol Ltd.
$ 1,140,930
0.2
110,453
Computershare Ltd.
1,925,506
0.4
423,645
Medibank Pvt Ltd.
1,068,834
0.2
199,280
QBE Insurance Group Ltd.
2,275,479
0.5
202,943
Scentre Group
510,176
0.1
958,097
Telstra Group Ltd.
2,564,367
0.5
9,485,292
1.9
Bermuda : 0.6%
34,974
Axis Capital Holdings Ltd.
2,784,280
0.6
Canada : 3.7%
16,341
(1)
Canadian Imperial Bank of
Commerce
1,002,003
0.2
85,718
Cenovus Energy, Inc.
1,433,651
0.3
31,403
iA Financial Corp., Inc.
2,602,888
0.5
93,792
Keyera Corp.
2,924,477
0.6
47,163
Parkland Corp.
1,215,647
0.2
65,791
Pembina Pipeline Corp.
2,712,003
0.5
11,939  Rogers Communications,
Inc. - Class B
480,049
0.1
74,969
Suncor Energy, Inc.
2,767,165
0.6
14,680
Thomson Reuters Corp.
2,503,996
0.5
29,857
TMX Group Ltd.
935,812
0.2
18,577,691
3.7
Denmark : 0.8%
93,405
Danske Bank A/S
2,809,503
0.5
2,813
Pandora A/S
463,633
0.1
36,184
Tryg A/S
858,096
0.2
4,131,232
0.8
France : 2.2%
9,058
BNP Paribas SA
621,576
0.1
32,324
Carrefour SA
551,172
0.1
26,728  Cie Generale des
Etablissements Michelin
SCA
1,085,514
0.2
37,392
Credit Agricole SA
571,833
0.1
23,219
Danone SA
1,691,263
0.4
5,168
Eiffage SA
499,052
0.1
58,617
Getlink SE
1,045,534
0.2
4,134
Ipsen SA
509,229
0.1
225,129
Orange SA
2,578,386
0.5
14,735
Sanofi
1,696,581
0.4
10,850,140
2.2
Germany : 1.8%
5,953
Allianz SE
1,958,059
0.4
139,416  Deutsche Telekom AG,
Reg
4,094,551
0.9
12,531
(2)
Scout24 SE
1,078,894
0.2
11,181
Symrise AG
1,547,336
0.3
8,678,840
1.8
Hong Kong : 1.0%
686,000  BOC Hong Kong Holdings
Ltd.
2,173,424
0.4
90,000  CK Hutchison Holdings
Ltd.
510,275
0.1
18,400  Jardine Matheson
Holdings Ltd.
717,600
0.2
172,000  Power Assets Holdings
Ltd.
1,096,408
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
61,500
Swire Pacific Ltd. - Class A
$ 524,430
0.1
5,022,137
1.0
Ireland : 0.1%
6,006
Medtronic PLC
540,720
0.1
Israel : 0.2%
101,906
Bank Leumi Le-Israel BM
997,959
0.2
Italy : 1.7%
808,405
Intesa Sanpaolo SpA
3,460,545
0.7
96,258
(2)
Poste Italiane SpA
1,351,767
0.3
80,814
UniCredit SpA
3,547,872
0.7
8,360,184
1.7
Japan : 5.1%
125,400
Central Japan Railway Co.
2,895,495
0.6
97,400  Chubu Electric Power Co.,
Inc.
1,144,660
0.2
45,800
Dai-ichi Life Holdings, Inc.
1,188,389
0.2
13,900  Daito Trust Construction
Co. Ltd.
1,693,104
0.4
54,000  Daiwa House Industry Co.
Ltd.
1,699,703
0.4
2,100
Disco Corp.
553,198
0.1
94,300
ENEOS Holdings, Inc.
516,308
0.1
3,600
Hoya Corp.
498,613
0.1
33,700
(1)
Japan Airlines Co. Ltd.
589,399
0.1
50,300  Japan Post Holdings Co.
Ltd.
482,334
0.1
103,300
Japan Tobacco, Inc.
3,012,099
0.6
37,100
(1)
JFE Holdings, Inc.
498,780
0.1
32,300
Kirin Holdings Co. Ltd.
492,248
0.1
77,000
Nitto Denko Corp.
1,295,777
0.3
43,000
(1)
Ono Pharmaceutical Co.
Ltd.
577,203
0.1
10,900
Otsuka Holdings Co. Ltd.
619,110
0.1
45,200
Secom Co. Ltd.
1,671,906
0.3
98,500
Sekisui Chemical Co. Ltd.
1,540,121
0.3
39,900
Shionogi & Co. Ltd.
571,934
0.1
24,000
Sumitomo Corp.
538,945
0.1
46,500
(1)
Takeda Pharmaceutical
Co. Ltd.
1,339,832
0.3
33,900
Trend Micro, Inc./Japan
2,012,824
0.4
25,431,982
5.1
Netherlands : 1.3%
4,053  BE Semiconductor
Industries NV
516,923
0.1
520,249
Koninklijke KPN NV
2,124,849
0.4
59,729
NN Group NV
2,980,250
0.6
4,145
Wolters Kluwer NV
699,146
0.2
6,321,168
1.3
Norway : 0.7%
99,750
DNB Bank ASA
2,045,578
0.4
101,671
Telenor ASA
1,300,640
0.3
3,346,218
0.7
Singapore : 0.8%
82,600
DBS Group Holdings Ltd.
2,446,142
0.5
53,300
Singapore Exchange Ltd.
472,278
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
325,200  Singapore Technologies
Engineering Ltd.
$ 1,174,539
0.2
4,092,959
0.8
Spain : 1.6%
33,574  ACS Actividades de
Construccion y Servicios
SA
1,549,682
0.3
7,148
(2)
Aena SME SA
1,570,244
0.3
47,243  Industria de Diseno Textil
SA
2,798,042
0.6
141,766
Repsol SA
1,869,795
0.4
7,787,763
1.6
Sweden : 0.7%
45,911
Essity AB - Class B
1,432,593
0.3
37,177
SKF AB - Class B
740,524
0.2
55,565
Swedbank AB - Class A
1,179,404
0.2
3,352,521
0.7
Switzerland : 2.0%
388
Givaudan SA, Reg
2,128,780
0.5
36,370
Holcim AG
3,561,819
0.7
35,089
Novartis AG, Reg
4,040,231
0.8
9,730,830
2.0
United Kingdom : 3.3%
133,124
(2)
Auto Trader Group PLC
1,547,593
0.3
137,088
Aviva PLC
887,888
0.2
156,123
BAE Systems PLC
2,591,970
0.5
229,695
BP PLC
1,197,985
0.2
97,167  British American Tobacco
PLC
3,542,528
0.7
386,851
Centrica PLC
605,091
0.1
43,892
Informa PLC
482,704
0.1
167,017
NatWest Group PLC
773,182
0.2
72,856
Pearson PLC
990,434
0.2
84,142
Sage Group PLC
1,155,796
0.2
56,458
Smiths Group PLC
1,268,785
0.3
33,010
Whitbread PLC
1,385,714
0.3
16,429,670
3.3
United States : 69.1%
40,094
AbbVie, Inc.
7,917,763
1.6
6,228
Acuity Brands, Inc.
1,715,129
0.3
17,104
AECOM
1,766,330
0.4
10,139  Allison Transmission
Holdings, Inc.
974,054
0.2
10,479
Allstate Corp.
1,987,342
0.4
8,183
Alphabet, Inc. - Class A
1,357,151
0.3
69,331
Altria Group, Inc.
3,538,654
0.7
31,081
Amdocs Ltd.
2,718,966
0.5
6,557  American Financial Group,
Inc.
882,572
0.2
56,275  American Homes 4 Rent -
Class A
2,160,397
0.4
1,388
Ameriprise Financial, Inc.
652,096
0.1
14,031
AmerisourceBergen Corp.
3,158,098
0.6
14,388
AMETEK, Inc.
2,470,564
0.5
7,287
Aon PLC - Class A
2,521,229
0.5
8,353
Applied Materials, Inc.
1,687,724
0.3
13,519
Assurant, Inc.
2,688,388
0.5
227,707
AT&T, Inc.
5,009,554
1.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
16,063  Automatic Data
Processing, Inc.
$ 4,445,114
0.9
59,644
Baker Hughes Co.
2,156,131
0.4
22,998
Black Hills Corp.
1,405,638
0.3
88,031
Bristol-Myers Squibb Co.
4,554,724
0.9
90,955  Brixmor Property Group,
Inc.
2,534,006
0.5
13,633  Broadridge Financial
Solutions, Inc.
2,931,504
0.6
15,595
Brown & Brown, Inc.
1,615,642
0.3
5,586
Cabot Corp.
624,347
0.1
4,124  Capital One Financial
Corp.
617,487
0.1
26,870
Cardinal Health, Inc.
2,969,672
0.6
16,103
Cboe Global Markets, Inc.
3,299,022
0.7
4,971
Chevron Corp.
732,079
0.1
11,664
Cigna Group
4,040,876
0.8
14,640
Cintas Corp.
3,014,083
0.6
112,963
Cisco Systems, Inc.
6,011,891
1.2
45,316
Citigroup, Inc.
2,836,782
0.6
17,805
CME Group, Inc.
3,928,673
0.8
7,440
Coca-Cola Co.
534,638
0.1
32,305
Colgate-Palmolive Co.
3,353,582
0.7
37,927  Commerce Bancshares,
Inc.
2,252,864
0.5
35,669
ConocoPhillips
3,755,232
0.8
16,398
COPT Defense Properties
497,351
0.1
126,531
Coterra Energy, Inc.
3,030,417
0.6
17,981
CSX Corp.
620,884
0.1
58,913
CVS Health Corp.
3,704,449
0.7
10,854
Delta Air Lines, Inc.
551,275
0.1
5,925
Diamondback Energy, Inc.
1,021,470
0.2
58,373
Dow, Inc.
3,188,917
0.6
30,538
DT Midstream, Inc.
2,402,119
0.5
21,232
DTE Energy Co.
2,726,401
0.6
40,770
Edison International
3,550,659
0.7
8,251
Elevance Health, Inc.
4,290,520
0.9
26,248
Entergy Corp.
3,454,499
0.7
37,725
Equitable Holdings, Inc.
1,585,582
0.3
39,421
Equity Residential
2,935,288
0.6
38,200
Essent Group Ltd.
2,455,878
0.5
5,035
Essex Property Trust, Inc.
1,487,440
0.3
52,022
Evergy, Inc.
3,225,884
0.7
21,232
Fortive Corp.
1,675,842
0.3
50,019  Gaming and Leisure
Properties, Inc.
2,573,478
0.5
44,766
General Mills, Inc.
3,305,969
0.7
74,053
Genpact Ltd.
2,903,618
0.6
13,311
Genuine Parts Co.
1,859,281
0.4
56,350
Gilead Sciences, Inc.
4,724,384
1.0
42,000
H&R Block, Inc.
2,669,100
0.5
9,912
Hancock Whitney Corp.
507,197
0.1
5,683  Hanover Insurance Group,
Inc.
841,709
0.2
30,040  Hartford Financial Services
Group, Inc.
3,533,004
0.7
43,476  Hewlett Packard
Enterprise Co.
889,519
0.2
5,576  Hilton Worldwide Holdings,
Inc.
1,285,268
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,675
Humana, Inc.
$ 1,480,760
0.3
19,456
Ingredion, Inc.
2,673,838
0.5
18,583  International Bancshares
Corp.
1,111,078
0.2
62,217
Invitation Homes, Inc.
2,193,771
0.4
13,858  Jack Henry & Associates,
Inc.
2,446,491
0.5
52,028
Johnson & Johnson
8,431,658
1.7
23,874
Kimberly-Clark Corp.
3,396,793
0.7
156,009
Kinder Morgan, Inc.
3,446,239
0.7
1,612
KLA Corp.
1,248,349
0.3
60,903
Kraft Heinz Co.
2,138,304
0.4
21,661
Leidos Holdings, Inc.
3,530,743
0.7
5,357
Lockheed Martin Corp.
3,131,488
0.6
38,057
Loews Corp.
3,008,406
0.6
16,636  LyondellBasell Industries
NV - Class A
1,595,392
0.3
10,533
ManpowerGroup, Inc.
774,386
0.2
16,213  Marsh & McLennan Cos.,
Inc.
3,616,958
0.7
5,179
McKesson Corp.
2,560,601
0.5
41,496
Merck & Co., Inc.
4,712,286
1.0
35,006
MetLife, Inc.
2,887,295
0.6
108,427
MGIC Investment Corp.
2,775,731
0.6
12,756  Molson Coors Beverage
Co. - Class B
733,725
0.1
33,572
National Fuel Gas Co.
2,034,799
0.4
24,017
NetApp, Inc.
2,966,340
0.6
27,104  New Jersey Resources
Corp.
1,279,309
0.3
1,931
NewMarket Corp.
1,065,700
0.2
69,732
NiSource, Inc.
2,416,214
0.5
25,147
NorthWestern Corp.
1,438,911
0.3
10,293
NVIDIA Corp.
1,249,982
0.3
66,202
OGE Energy Corp.
2,715,606
0.5
11,508
ONE Gas, Inc.
856,425
0.2
18,721
OneMain Holdings, Inc.
881,198
0.2
39,700
ONEOK, Inc.
3,617,861
0.7
35,578
PepsiCo, Inc.
6,050,039
1.2
24,460
PG&E Corp.
483,574
0.1
43,753  Philip Morris International,
Inc.
5,311,614
1.1
25,951
Phillips 66
3,411,259
0.7
22,599
Procter & Gamble Co.
3,914,147
0.8
9,999  Prosperity Bancshares,
Inc.
720,628
0.1
27,983
Prudential Financial, Inc.
3,388,741
0.7
14,666
Qualcomm, Inc.
2,493,953
0.5
4,025
Ralph Lauren Corp.
780,327
0.2
9,043  Raytheon Technologies
Corp.
1,095,650
0.2
33,947
Regency Centers Corp.
2,451,992
0.5
13,902  Reinsurance Group of
America, Inc.
3,028,829
0.6
14,513
Republic Services, Inc.
2,914,791
0.6
55,355
Rithm Capital Corp.
628,279
0.1
54,992
Rollins, Inc.
2,781,495
0.6
24,696
RPM International, Inc.
2,988,216
0.6
10,645
Ryder System, Inc.
1,552,041
0.3
20,714
Sempra Energy
1,732,312
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,720
Sherwin-Williams Co.
$ 1,801,482
0.4
11,269
Skyworks Solutions, Inc.
1,113,039
0.2
36,391
SLM Corp.
832,262
0.2
9,705
Snap-on, Inc.
2,811,636
0.6
41,258  SS&C Technologies
Holdings, Inc.
3,061,756
0.6
39,034
Synchrony Financial
1,947,016
0.4
21,527
Tapestry, Inc.
1,011,338
0.2
16,221
Texas Roadhouse, Inc.
2,864,629
0.6
4,079
TJX Cos., Inc.
479,446
0.1
7,224  Tradeweb Markets, Inc. -
Class A
893,392
0.2
14,842
Travelers Cos., Inc.
3,474,809
0.7
14,885
UnitedHealth Group, Inc.
8,702,962
1.8
54,954
Unum Group
3,266,466
0.7
131,762  Verizon Communications,
Inc.
5,917,431
1.2
9,106
Visa, Inc. - Class A
2,503,695
0.5
4,838  Watts Water Technologies,
Inc. - Class A
1,002,385
0.2
84,782
Wells Fargo & Co.
4,789,335
1.0
152,696
Wendy's Co.
2,675,234
0.5
8,688
Xcel Energy, Inc.
567,326
0.1
342,177,563
69.1
Total Common Stock
(Cost $421,153,526)
488,099,149
98.6
EXCHANGE-TRADED FUNDS : 0.3%
8,137  iShares MSCI EAFE Value
ETF
468,122
0.1
6,070  iShares Russell 1000
Value ETF
1,152,086
0.2
1,620,208
0.3
Total Exchange-Traded
Funds
(Cost $1,601,310)
1,620,208
0.3
PREFERRED STOCK : 0.7%
Germany : 0.7%
26,439
Henkel AG & Co. KGaA
2,485,266
0.5
22,337  Porsche Automobil
Holding SE
1,023,417
0.2
3,508,683
0.7
Total Preferred Stock
(Cost $3,421,263)
3,508,683
0.7
Total Long-Term
Investments
(Cost $426,176,099)
493,228,040
99.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.1%
Repurchase Agreements : 0.9%
1,000,000
(3)
Bethesda Securities,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$1,000,137, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
$ 1,000,000
0.2
1,000,000
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $1,000,137,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,020,000, due
05/01/26-08/20/74)
1,000,000
0.2
1,000,000
(3)
Clear Street LLC,
Repurchase Agreement
dated 09/30/2024,
5.020%, due 10/01/2024
(Repurchase Amount
$1,000,138, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,019,905, due
07/31/25-08/01/54)
1,000,000
0.2
1,000,000
(3)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $1,000,137,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
07/15/28-09/01/54)
1,000,000
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
180,497
(3)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
09/30/2024, 4.860%, due
10/01/2024 (Repurchase
Amount $180,521,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value plus
accrued interest $184,107,
due 10/31/24-09/20/54)
$ 180,497
0.1
Total Repurchase
Agreements
(Cost $4,180,497)
4,180,497
0.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
1,087,000
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $1,087,000) $ 1,087,000 0.2
Total Short-Term
Investments
(Cost $5,267,497)
5,267,497
1.1
Total Investments in
Securities
(Cost $431,443,596) $ 498,495,537 100.7
Liabilities in Excess of
Other Assets (3,372,567) (0.7)
Net Assets $ 495,122,970 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.4%
Health Care 14.5
Industrials 13.2
Consumer Staples 9.7
Energy 7.9
Information Technology 6.6
Utilities 6.2
Communication Services 5.8
Consumer Discretionary 4.6
Real Estate 4.3
Materials 4.1
Exchange-Traded Funds 0.3
Short-Term Investments 1.1
Liabilities in Excess of Other Assets (0.7)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 9,485,292 $ — $ 9,485,292
Bermuda 2,784,280 — — 2,784,280
Canada 18,577,691 — — 18,577,691
Denmark — 4,131,232 — 4,131,232
France — 10,850,140 — 10,850,140
Germany — 8,678,840 — 8,678,840
Hong Kong 717,600 4,304,537 — 5,022,137
Ireland 540,720 — — 540,720
Israel — 997,959 — 997,959
Italy — 8,360,184 — 8,360,184
Japan — 25,431,982 — 25,431,982
Netherlands — 6,321,168 — 6,321,168
Norway 1,300,640 2,045,578 — 3,346,218
Singapore — 4,092,959 — 4,092,959
Spain — 7,787,763 — 7,787,763
Sweden 1,432,593 1,919,928 — 3,352,521
Switzerland — 9,730,830 — 9,730,830
United Kingdom — 16,429,670 — 16,429,670
United States 342,177,563 — — 342,177,563
Total Common Stock 367,531,087 120,568,062 — 488,099,149
Exchange-Traded Funds 1,620,208 — — 1,620,208
Preferred Stock — 3,508,683 — 3,508,683
Short-Term Investments 1,087,000 4,180,497 — 5,267,497
Total Investments, at fair value $ 370,238,295 $ 128,257,242 $ — $ 498,495,537
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 74,204,740
Gross Unrealized Depreciation (7,152,798)
Net Unrealized Appreciation $ 67,051,942